Other Non- current Liabilities	12 Months Ended
Mar. 31, 2019
Disclosure Of Other Non Current Liabilities [Abstract]
Other Non- current Liabilities
32)	OTHER NON-CURRENT LIABILITIES

	As at March 31
Particulars	2018	2019
Deferred rent liabilities	1,617	2,112
Employee related payables	584	—
Deferred income	—	288
Total	2,201	2,400